Financial income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income [line items]
Foreign currency exchange gains	€ 2,830	€ 1,853	€ 3,098
Amortization discount interest free loans	6	14	40
Other finance income	374	172	373
Total	€ 3,210	€ 2,039	€ 3,511